Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to vendors and content providers	¥ 184,744		¥ 130,624
Interests receivable	168,739		123,333
Loan to a third party	10,000		0
Receivables from exercise of vested share options	9,475		0
Others	27,657		65,536
Total	¥ 400,615	$ 57,545	¥ 319,493